EQUITY (Details 2) (JPY ¥) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Jan. 23, 2014	Jun. 07, 2013	Mar. 15, 2012	May 16, 2013 ADSs Warrant item	May 21, 2013 U.S. initial public offering ADSs	May 21, 2013 U.S. initial public offering Common Stock	Jun. 07, 2013 Underwriter over-allotment option ADSs	Jun. 07, 2013 Underwriter over-allotment option Common Stock
EQUITY
Issuance of shares					11,000,000	2,200,000	1,400,000	280,000
Initial offering price (in dollars per share)					¥ 0.838
Total gross proceeds from initial public offering and the exercise of the over-allotment option		¥ 984,730
Proceeds net of costs from the initial public offering and the exercise of the over-allotment option		614,450
Tax effects associated with costs from initial public offering		¥ 149,725
Number of ADS that can be purchased on issuance of warrants				440,000
Exercise price (in dollars per share)				¥ 1.0056
Number of underwriters of U.S. initial public offering that were issued warrants				2
Stock split ratio	10		2